Intangible Asset - Summary of Intangible Assets (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Less: Accumulated amortization	$ (25,435)
Total intangible assets, net	11,013,494
Exclusive license rights to CTP-499 [Member]
Gross intangible assets	$ 11,038,929